FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:

or fiscal year ending: December 31, 2005

Is this a transition report? (Y/N)	No

Is this an amendment to a previous filing? (Y/N)	No

Those items or sub-items with a box [/] after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name:	Investors Life Insurance Company of North America
Separate Account 1

B.	File Number:	811-3470

C.	Telephone Number:	512-404-5000

2.	A.	Street:	6500 River Place Blvd., Building I

B.	City:	Austin

C.	State:	TX

D.	Zip Code:	78730

E.	Foreign County:	Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)	No

4.	Is this the last filing on this form by Registrant? (Y/N)	No

5.	Is Registrant a small business investment company (SBIC)? (Y/N)	No
[If answer is “Y” (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N)	Yes
[If answer is “Y” (Yes), complete only items 111 through 132.]

7.	A.	Is Registrant a series or multiple portfolio company? (Y/N)
[If answer is “N” (No), go to item 8.]

B.        How many separate series or portfolios did Registrant have at the end of the                              period? _______________

For period ending: December 31, 2005

File number: _____811-3470_____

If filing more than one Page 50, “X” box: ☒

123.      [ / ]      State the total value of the additional units considered in answering item 122                           ($000’s omitted)                                                                                      $ __________

124       [ / ]      State the total value of units of prior series that were placed in the portfolios of                      subsequent series during the current period (the value of these units is to be                       measured on the date they were placed in the subsequent series)

($000’s omitted)	$ __________

125.      [ / ]      State the total dollar amount of sales loads collected (before reallowances to other              brokers or dealers) by Registrant’s principal underwriter and any underwriter                            which is an affiliated person of the principal underwriter during the current period              solely from the sale of units of all series of Registrant ($000’s omitted)                                                                                                                                                   $ ____0_____

126.      Of the amount shown in item 125, state the total dollar amount of sales loads  collected from secondary market operations in Registrant’s units (include the sales           loads, if any, collected on units of a prior series placed in the portfolio of a       subsequent series.) ($000’s omitted)                                                                 $ ____0_____

127.      List opposite the appropriate description below the number of series whose portfolios are      invested primarily (based upon a percentage of NAV) in each type of security shown, the  aggregate total assets at market value as of a date at or near the end of the current period    of each such group of series and the total income distributions made by each such group    of series during the current period (excluding distributions of realized gains, if any):

		Number Of Series Investing	Total Assets ($000’s omitted)	Total Income Distributions ($000’s omitted)
A.	U. S. Treasury direct issue	__________	$_________	$_________
B.	U. S. Government agency	__________	$_________	$_________
C.	State and municipal tax-free	__________	$_________	$_________
D.	Public utility debt	__________	$_________	$_________
E.	Brokers or dealers debt or debt or brokers’ or dealers’ parent	__________	$_________	$_________
F.	All other corporate interme- diate & long-term debt	__________	$_________	$_________

For period ending: December 31, 2005

File number: _____811-3470_____

G.	All other corporate short-term debt	__________	$_________	$_________
H.	Equity securities of brokers or dealers or parents of brokers or dealer	__________	$_________	$_________
I.	Investment company equity securities	____4____	$___25,559	$___583___
J.	All other equity securities	__________	$_________	$_________
K.	Other securities	__________	$_________	$_________
L.	Total assets of all series of registrant	____ 4____	$___25,559	$___583___

For period ending: December 31, 2005

File number: _____811-3470_____

If filing more than one Page 51, “X” box: ☐

128.      [ / ]      Is the timely payment of principal and interest on any of the portfolio securities                       held by any of the Registrant’s series at the end of the current period insured or                                  guaranteed by an entity other than the issuer?(Y/N)     _____________________

[If answer is “N” (No), go to item 131].	Y/N

129.      [ / ]      Is the issuer of any instrument covered in item 128 delinquent or in default as to                   payment of principal or interest at the end of the current period? (Y/N) ______

[If answer is “N” (No), go to item 131].	Y/N

130.      [ / ]      In computations of NAV or offering price per unit, if any part of the value                                attributed to instruments identified in item 129 derived from insurance or                                 guarantees? (Y/N) __________________________________________________

131.                  Total expense incurred by all series of Registrant during the current reporting                  period  ($000’s omitted). _______________________________________ 313_

132.      [ / ]      List the “811” (Investment Company Act of 1940) registration number for all                      Series of Registrant that are being included in this filing:

811-_____	811-_____	811-_____	811-_____	811-_____
811-_____	811-_____	811-_____	811-_____	811-_____
811-_____	811-_____	811-_____	811-_____	811-_____
811-_____	811-_____	811-_____	811-_____	811-_____
811-_____	811-_____	811-_____	811-_____	811-_____
811-_____	811-_____	811-_____	811-_____	811-_____
811-_____	811-_____	811-_____	811-_____	811-_____
811-_____	811-_____	811-_____	811-_____	811-_____
811-_____	811-_____	811-_____	811-_____	811-_____

For period ending: December 31, 2005

File number: _____811-3470_____

SIGNATURE PAGE

This report is signed on behalf of the Registrant in the City of Austin, State of Texas on this the 28th day of February, 2006.

Investors Life Insurance Company of North America

Separate Account 1

By: Investors Life Insurance Company of North America

/s/ Vincent L. Kasch

Vincent L. Kasch

Title: Chief Financial Officer

[SEAL]

Witness:

/s/ Sue Kirchhoff

Sue Kirchhoff

Title: Separate Account Manager